Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of comparative information about retrospectively adjusted change in accounting policy
	For the year ended
	December 31, 2024
	As reported	Adjustments	As adjusted
Net cash from operating activities	193,072	62,207	255,279
Net cash used in investing activities	(941,367)	12,684	(928,683)
Net cash from financing activities	745,987	(74,891)	671,096
Decrease in cash and cash equivalents	(2,308)	-	(2,308)

	For the year ended
	December 31, 2023
	As reported	Adjustments	As adjusted
Net cash from operating activities	149,620	41,979	191,599
Net cash used in investing activities	(798,065)	12,490	(785,575)
Net cash from financing activities	855,305	(54,469)	800,836
Decrease in cash and cash equivalents	206,860	-	206,860

Disclosure of useful lifetimes, depreciation rates and depreciation methods used in calculating depreciation
	Useful lifetime	Depreciation rates	Depreciation method
Wind farms	25-30 years	3.33%-4%	Straight line
Photovoltaic systems	30-35 years	2.86%-3.33%	Straight line
Battery Energy Storage systems (BESS)	25 years	4%	Straight line
Others	3-14 years	7%-33.33%	Straight line